Revenue from services provided to customers - Revenues by types of service (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Disaggregation of Revenue [Abstract]
Commissions	¥ 91,636	¥ 92,253	¥ 174,522	¥ 177,765
Fees from investment banking	33,901	27,031	69,604	37,859
Asset management and portfolio service fees	67,193	57,417	131,237	111,073
Other revenue	9,278	10,689	17,641	22,493
Total	¥ 202,008	¥ 187,390	¥ 393,004	¥ 349,190